Rule 497(j)
                                        File No. 33-48940
                                        File No. 811-6722

                                        November 3, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  THE HOMESTATE GROUP
     CIK NO. 0000889188

Ladies and Gentlemen:

     On behalf of The HomeState Group (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies that the form of Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A as filed electronically on October 30, 1997.

      All questions and comments regarding this filing should be addressed to the undersigned at Rodney Square Management Corporation, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001, phone number: (302) 651-8342.


                                     Sincerely,

                                     /s/ Diane D. Marky

                                     Diane D. Marky
                                     Assistant Secretary